Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(1.68%)	4.86%	8.35%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.65%)	3.92%	7.32%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.29%)	3.67%	6.56%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			2.56%	5.32%	8.18%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			4.07%	5.84%	8.72%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			4.59%	6.37%	9.27%
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			4.73%	6.50%	9.69%
Performance Inception Date		May 02, 2016
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%	13.15%	14.29%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%	9.27%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			1.49%	7.58%	8.15%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.37%)	5.62%	6.77%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.01%	5.85%	6.46%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			5.98%	8.06%	7.99%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			7.41%	8.60%	8.53%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			7.95%	9.14%	9.07%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			8.10%	9.31%	8.86%
Performance Inception Date		May 02, 2016
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | 60% S&P 500 Index / 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.70%	8.47%	9.78%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	7.25%	6.57%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.33%	5.43%	5.09%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.52%	5.21%	4.81%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			11.20%	7.71%	6.39%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			12.73%	8.25%	6.93%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			13.33%	8.81%	7.47%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			13.35%		12.25%
Performance Inception Date		Feb. 28, 2023

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.